Operating Lease Liabilities	6 Months Ended
Dec. 31, 2021
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

NOTE 14 – OPERATING LEASE LIABILITIES

Operating lease liabilities as of December 31, 2021 and June 30, 2021 consisted of the following:

	December 31, 2021	June 30, 2021
Villas*	$2,018,072	$1,951,867
Base Station Tower**	194,938	282,488
Total operating lease liabilities	$2,213,010	$2,234,355

Analyzed for reporting purposes as:

	December 31, 2021	June 30, 2021
Long-term portion of operating lease liabilities	$2,187,674	$2,147,252
Current maturities of operating lease liabilities	25,336	87,103
Total	$2,213,010	$2,234,355

The operating lease liabilities is the net present value of the remaining lease payments as of December 31, 2021 and June 30, 2021.

The discount rates used for the Villas and Base Station Tower were 4.1239% and 3.1365%, respectively. The weighted average discount rate used for operating leases was 4.06%. The weighted average remaining lease terms for operating leases was 16.00 years. The incremental borrowing rate for the Company ranged from 3.7% to 4.8%.

The Company recorded no operating lease liability for the operating lease of Shou Hill Valley Area as of December 31, 2021 and June 30, 2021, respectively, since the Company prepaid the total lease expense of $2,321,945 (RMB 15,000,000) in December 2017.

For the six months ended December 31, 2021 and 2020, the operating lease costs were $155,155 and $248,824, respectively. For the six months ended December 31, 2021 and 2020, the short-term operating lease expense were $855,825 and $711,308, respectively.

*	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. The installments were paid every five years. As of December 31, 2021, the Company has paid $696,584 for the first installment to the lessee.

**	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. The installments were paid every year. As of December 31, 2021, the Company has paid $ 61,919 to the lessee.

Maturity analysis of operating lease liabilities as of December 31, 2021 is as follows:

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%
One year	$-	$31,369	$31,369
Two years	776,385	31,369	807,754
Three years	-	31,369	31,369
Four years	-	31,369	31,369
Five years	-	31,369	31,369
Beyond five years	1,793,450	62,738	1,856,188
Total undiscounted cash flows	$2,569,835	$219,583	$2,789,418
Total operating lease liabilities	2,018,072	194,938	2,213,010
Difference between undiscounted cash flows and discounted cash flows	551,763	24,645	576,408

Maturity analysis of operating lease liabilities as of June 30, 2021 is as follows:

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%
One year	$-	$61,918	$30,959
Two years	766,242	30,959	797,201
Three years	-	30,959	30,959
Four years	-	30,959	30,959
Five years	-	30,959	30,959
Beyond five years	1,770,020	123,836	1,862,897
Total undiscounted cash flows	$2,536,262	$309,590	$2,783,934
Total operating lease liabilities	1,951,867	282,488	2,234,355
Difference between undiscounted cash flows and discounted cash flows	584,395	27,102	549,579